Redeemable Convertible Preferred Stock - 10K - Narrative (Details)	5 Months Ended	12 Months Ended
	Oct. 15, 2023 USD ($) Vote $ / shares shares	Apr. 30, 2023 USD ($) vote $ / shares shares	Apr. 24, 2022 USD ($)	Apr. 25, 2021 USD ($)
Temporary Equity [Line Items]
Number of votes	1	1
Temporary equity, par value, (per share) | $ / shares	$ 0.01	$ 0.01
Temporary equity, shares authorized (in shares)	21,867,011	18,867,011
Conversion ratio	1
Dividend rate percentage	8.00%	8.00%
Dividends payable | $	$ 0	$ 0	$ 0	$ 0
Cumulative dividends | $	$ 23,013,000	$ 20,653,000	$ 16,691,000	$ 13,084,000
Minimum
Temporary Equity [Line Items]
Stock price trigger (in dollars per share) | $ / shares	$ 0.50	$ 0.50
Maximum
Temporary Equity [Line Items]
Stock price trigger (in dollars per share) | $ / shares	$ 15.00	$ 15.00
Unallocated Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	3,132,989	2,375,000
Series A Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	2,301,202	2,301,202
Liquidation preference (in dollars per share) | $ / shares	$ 0.50	$ 0.50
Series B Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	471,164	471,164
Liquidation preference (in dollars per share) | $ / shares	$ 2.00	$ 2.00
Series C Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	240,000	240,000
Liquidation preference (in dollars per share) | $ / shares	$ 2.50	$ 2.50
Series D Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	3,229,645	3,229,645
Liquidation preference (in dollars per share) | $ / shares	$ 3.87	$ 3.87
Series E Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	5,000,000	5,000,000
Liquidation preference (in dollars per share) | $ / shares	$ 6.00	$ 6.00
Series F Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	4,125,000	4,125,000
Liquidation preference (in dollars per share) | $ / shares	$ 8.00	$ 8.00
Series G Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	500,000	500,000
Liquidation preference (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Series H Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	3,000,000	3,000,000
Liquidation preference (in dollars per share) | $ / shares	$ 15.00	$ 15.00
Preferred stock (as converted to common shares)
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	25,000,000	21,242,011